Positions or transactions deriving from atypical and/or unusual operations	12 Months Ended
Dec. 31, 2022
Positions or transactions deriving from atypical and/or unusual operations
Positions or transactions deriving from atypical and/or unusual operations	39 Positions or transactions deriving from atypical and/or unusual operations In 2022, in 2021 and 2020, no transactions deriving from atypical and/or unusual operations were reported.